Fair Value measurements and Risk management (Details) - Revenue Benchmark - Customer Concentration Risk [Member] - OceanPal Inc. Predecessor	11 Months Ended	12 Months Ended
	Nov. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
C Transport Maritime LTD
Concentration Risk [Line Items]
Concentration Risk, Percentage	38.00%
Vitera Chartering
Concentration Risk [Line Items]
Concentration Risk, Percentage	29.00%
Reachy International
Concentration Risk [Line Items]
Concentration Risk, Percentage	28.00%
Cargill International S.A.
Concentration Risk [Line Items]
Concentration Risk, Percentage		34.00%	33.00%
Phaethon International Co AG.
Concentration Risk [Line Items]
Concentration Risk, Percentage		34.00%
Uniper Global Commodities, Dusseldorf GE
Concentration Risk [Line Items]
Concentration Risk, Percentage		22.00%
Crystal Sea Shipping Co., Limited
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%	12.00%
Hadson Shipping Lines Inc.
Concentration Risk [Line Items]
Concentration Risk, Percentage			30.00%
Glencore Agriculture BV
Concentration Risk [Line Items]
Concentration Risk, Percentage			22.00%